Employee Benefit Arrangements - Level 3 Plan Assets (Details) (Pension Plans, USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Level 3		Dec. 31, 2012 Level 3		Dec. 31, 2013 Other liabilities Level 3	Dec. 31, 2012 Other liabilities Level 3	Dec. 31, 2013 Real estate Level 3	Dec. 31, 2012 Real estate Level 3	Dec. 31, 2013 Limited partnerships Level 3	Dec. 31, 2012 Limited partnerships Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning balance	$ 1,556.8	$ 1,371.7	$ 1,193.5	$ 190.4	[1]	$ 171.3		$ 0	$ (0.8)	$ 67.4	$ 62.0	$ 123.0	$ 110.1
Actual Return on Plan Assets, Held at Year-end				14.5		9.3		0	0	0.8	(0.4)	13.7	9.7
Actual Return on Plan Assets, Sold During Year				2.5		0.3		0	0	0	0	2.5	0.3
Purchases				24.6		13.4		0	0	6.4	5.8	18.2	7.6
Issuances				0		0		0	0	0	0	0	0
Sales				(9.9)		(3.9)		0	0.8	0	0	(9.9)	(4.7)
Settlements				0		0		0	0	0	0	0	0
Transfers in to Level 3				0		0		0	0	0	0	0	0
Transfers out of Level 3				0		0		0	0	0	0	0	0
Fair value of plan assets, ending balance	$ 1,556.8	$ 1,371.7	$ 1,193.5	$ 222.1	[2]	$ 190.4	[1]	$ 0	$ 0	$ 74.6	$ 67.4	$ 147.5	$ 123.0

[1]	Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
[2]	Level 3 net assets accounted for 14.3% of total net assets measured at fair value on a recurring basis.